Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 111,549,000.00
Previously Paid Amount
Total Fee Amount	17,078.15
Total Offset Amount
Net Fee	$ 17,078.15